Note 11 - Business Segments and Significant Customers (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2013
Note 11 - Business Segments and Significant Customers (Details) [Line Items]
Noncapital Costs		$ 6,100,000		$ 25,300,000
Depreciation, Depletion and Amortization		34,834,000	22,799,000	50,113,000	47,348,000	60,235,000
Derivative, Loss on Derivative				1,300,000		3,000,000
Derivative, Gain on Derivative		7,200,000		10,500,000	7,100,000
Number of Reportable Segments		3
Business Acquisition, Percentage of Voting Interests Acquired					30.00%		100.00%
Insurance Recoveries (in Dollars)	2,800,000	1,300,000
Lucky Friday [Member]
Note 11 - Business Segments and Significant Customers (Details) [Line Items]
Noncapital Costs		300,000		500,000
Depreciation, Depletion and Amortization				$ 6,300,000